Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Administrative Expenses
Advertising and investor relations	$ 496,230	$ 302,372
Amortisation of pilot plant (Note 7)	11,360,466	3,722,862
Amortisation of intangible asset (Note 6)	191,034	27,740
Consulting fees	934,479	687,946
Filing and transfer agent	154,230	91,189
Foreign exchange (gain) loss	(849,201)	515,143
Management fees (Note 12)	1,526,911	925,815
Office and administration	574,276	294,438
Patent	269,765	110,158
Pilot plant operating	4,596,156	0
Preliminary economic assessment	210,283	88,273
Professional fees	711,741	374,815
Project investigation	229,257	0
Research and development	0	2,811
Share-based payment (Notes 11 and 12)	4,828,614	2,037,564
Travel	26,474	113,351
Loss from operations before other items	(25,260,714)	(9,293,787)
Other items
Loss on settlement of liability (Note 9)	0	(83,414)
Interest and accretion expense (Notes 8 and 9)	(173,662)	(150,167)
Net loss before other comprehensive income (loss)	(25,434,376)	(9,527,368)
Other comprehensive income (loss)
Currency translation differences of foreign operations	(4,472,313)	1,935,340
Total comprehensive loss	$ (29,906,689)	$ (7,592,028)
Weighted average number of common shares outstanding – basic and diluted (in shares)	121,469,730	88,776,626
Basic and diluted loss per share (in CAD per share)	$ (0.21)	$ (0.11)